                                   NATIONWIDE(R)
                                   DC VARIABLE
                                     ACCOUNT

                                 Annual Report
                                       to
                     Participants and Retired Participants

                               December 31, 1995

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-723-T (12/95)

                               [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216



                     [PHOTO OF PETER F. FRENZER, PRESIDENT]




                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide DC Variable Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                          /s/ Peter F. Frenzer

                          Peter F. Frenzer, President

CONTENTS

HOW TO READ THE ANNUAL REPORT ........................................         5
   Explanation on how to read and understand
   the various financial reports

FUND PERFORMANCES ....................................................         6
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY .........         8
STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ...........................................        11
NOTES TO FINANCIAL STATEMENTS ........................................        12
SCHEDULES OF CHANGES IN UNIT VALUE ...................................        16
INDEPENDENT AUDITORS' REPORT .........................................        22


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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in sixty mutual funds from twenty-one mutual fund houses.

The Annual Report has three major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1995. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 15.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 11, show the activity in the Account from January 1 to December 31, 1995, 1994 and 1993.

The Investment activity section shows the changes in unrealized gain or loss of the mutual funds in the Account, realized gain or loss as shares of the funds are bought and sold, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the purchase payments received by the Account as new contracts are sold, existing contract owners deposit additional funds, money is withdrawn, contracts are canceled and annuity benefits are paid.

Expenses are the charges associated with the contract. Note 2 on page 14 outlines these charges.

Net change in contract owners' equity equals Investment activity plus Equity transactions minus Expenses.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

SCHEDULES OF CHANGES IN UNIT VALUE

As a contract owner, you invest in the mutual funds offered in your annuity contract. However, you do not buy shares of the mutual fund. Instead, the Account buys shares of the fund and you in turn purchase units of the Account. The number of units you own will not change unless you contribute to or withdraw money from your account. The value of your contract can change based on the value of the units you own. For example, if you purchase 100 units at $10 per unit, the value of your contract is $1,000. If the value of the units increases to $12 per unit, your contract value increases to $1,200. Therefore, to determine the value of your account, multiply the number of units of each fund you own by the fund's unit value.

The Schedules of Changes in Unit Value, beginning on page 16, show you the unit value at the beginning of the period and at the end of the period. The percentage increase (decrease) in unit value shows how it changed in value. This is computed by subtracting the beginning unit value from the ending unit value and dividing the difference by the beginning unit value. This can be used as a measure of the performance of the funds over the three annual periods reported.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 12, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES

                 AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED+
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

--------------------------------------------------------------------------------------------------------------------------
                                                  YEAR           YEAR       3 YEARS          5 YEARS          10 YEARS*
FUNDS**                                           1994           1995   1/1/93-12/31/95   1/1/91-12/31/95  1/1/86-12/31/95
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                            0.84%         34.88%        16.59%           25.00%           19.48%
Janus Twenty Fund                                -7.61%         34.94%         8.52%           16.70%           14.00%
Mass. Investors Growth Stock Fund                -7.61%         27.13%        10.02%           15.49%           12.12%
Putnam Voyager Fund                              -0.51%         38.83%        17.45%           21.26%           17.15%
Twentieth Century Growth Investors               -2.42%         19.21%         6.14%           13.67%           13.15%
Twentieth Century Ultra Investors                -4.53%         36.38%        16.25%           23.82%           18.63%
GROWTH FUNDS
AIM Weingarten Fund                              -0.82%         34.15%        10.33%           13.80%           14.85%
Davis New York Venture Fund                      -2.85%         39.24%        16.17%           19.40%           16.01%
Dreyfus Third Century Fund                       -8.33%         34.53%         8.74%           12.18%           10.52%
Fidelity Contrafund                              -2.05%         35.00%        16.73%           22.89%           18.27%
Fidelity Magellan(R) Fund                        -2.74%         35.53%        17.63%           19.24%           15.65%
Fidelity OTC Portfolio                           -3.62%         36.92%        12.38%           19.02%           14.68%
Growth Fund of America                           -0.92%         28.57%        13.05%           15.63%           13.77%
Janus Fund                                       -2.04%         28.21%        11.32%           15.62%           14.48%
MFS(R) Growth Opportunities Fund                 -5.06%         33.22%        13.33%           13.49%           10.21%
Nationwide(R) Growth Fund                         0.51%         27.49%        12.22%           14.93%           11.71%
Neuberger & Berman Manhattan Fund                -4.51%         29.77%        10.53%           15.35%           12.91%
Putnam Investors Fund                            -4.10%         36.25%        15.12%           15.73%           12.80%
Seligman Growth Fund                             -4.75%         27.26%         8.53%           14.14%           11.89%
Strong Common Stock                              -1.42%         31.16%        17.05%           24.46%           20.00%
Twentieth Century Select Investors               -8.90%         21.51%         7.93%            9.37%           11.33%
GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund             -1.63%         31.81%        14.00%           14.01%           11.41%
Evergreen Total Return Fund                      -7.30%         22.70%         8.36%           11.06%            8.35%
Fidelity Asset Manager                           -7.48%         17.04%         9.76%           12.59%           11.60%
Fidelity Equity-Income Fund                      -0.70%         30.57%        15.93%           17.80%           12.03%
Fidelity Growth and Income Portfolio              1.30%         34.11%        17.17%           20.09%           17.57%
Fidelity Puritan Fund                             0.84%         20.32%        13.47%           15.59%           11.99%
Income Fund of America                           -3.43%         27.86%        11.72%           13.65%           10.90%
INVESCO Industrial Income Fund                   -4.79%         26.14%        11.57%           15.01%           12.80%
Nationwide(R) Fund                               -0.37%         28.76%        10.71%           12.28%           12.33%
Neuberger & Berman Guardian Fund                 -0.34%         30.87%        13.91%           18.25%           13.77%
INCOME FUNDS
Bond Fund of America                             -5.92%         17.13%         7.60%           10.50%            8.79%
Fidelity Capital & Income Fund                   -5.51%         15.63%        10.57%           17.13%           10.15%
MAS Fixed Income Portfolio                       -6.33%         17.91%         7.63%           10.02%            9.15%
MFS(R) High Income Fund                          -3.55%         16.04%         9.80%           17.75%            8.21%
Nationwide(R) Bond Fund                          -8.97%         22.98%         7.08%            8.74%            7.84%
INDEX FUND
SEI Index Fund (S & P 500 Index)                  0.03%         36.05%        13.98%           15.18%           13.32%
INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)        -1.69%         10.34%        14.61%           10.56%           13.85%
Templeton Foreign Fund                           -0.60%         10.11%        14.04%           10.85%           14.21%
Templeton Smaller Companies Growth Fund          -5.49%         16.54%        12.89%           16.04%           11.18%
GOVERNMENT BOND FUNDS
Federated GNMA Trust                             -3.43%         14.96%         5.42%            7.15%            7.83%
Federated U.S. Government Securities Fund        -2.84%         12.49%         5.05%            6.58%            7.01%
MONEY MARKET FUND
Dreyfus Cash Management                           3.10%          5.00%         3.42%            3.66%            5.14%
Nationwide(R) Money Market Fund                   2.76%          4.51%         2.95%            3.14%            4.69%
S&P 500 ***                                       0.36%         37.58%        14.24%           15.48%           13.79%
--------------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Growth and Income Portfolio actually reflects the fund's performance since its inception in January 1986. The figure shown for the Fidelity Asset Manager reflects performance since its inception in December 1988. The figure shown for Dreyfus Cash Management reflects performance since its inception in October 1986 and the figure shown for Strong Common Stock reflects performance since its inception in December, 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

*** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

+ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

Sources: National Financial Services
         Computer Directions Advisors, Inc.

                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

------------------------------------------------------------------------------------------------------------------
                                              YEAR      YEAR       3 YEARS           5 YEARS          10 YEARS*
FUNDS**                                       1994      1995   1/1/93-12/31/95   1/1/91-12/31/95   1/1/86-12/31/95
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                        -3.16%   29.38%      14.20%             23.77%          18.58%
Janus Twenty Fund                            -11.30%   29.44%       5.79%             15.24%          12.86%
Mass. Investors Growth Stock Fund            -11.30%   21.63%       7.44%             13.96%          10.95%
Putnam Voyager Fund                           -4.49%   33.33%      15.07%             19.86%          16.17%
Twentieth Century Growth Investors            -6.32%   13.71%       3.39%             12.13%          12.11%
Twentieth Century Ultra Investors             -8.35%   30.88%      13.86%             22.59%          17.64%
GROWTH FUNDS
AIM Weingarten Fund                           -4.78%   28.65%       7.67%             12.14%          13.88%
Davis New York Venture Fund                   -6.74%   33.74%      13.74%             17.92%          14.98%
Dreyfus Third Century Fund                   -11.99%   29.03%       6.04%             10.45%           9.25%
Fidelity Contrafund                           -5.97%   29.50%      14.35%             21.58%          17.27%
Fidelity Magellan(R) Fund                     -6.63%   30.03%      15.30%             17.77%          14.60%
Fidelity OTC Portfolio                        -7.47%   31.42%       9.80%             17.58%          13.58%
Growth Fund of America                        -4.88%   23.07%      10.56%             14.05%          12.69%
Janus Fund                                    -5.96%   22.71%       8.76%             14.06%          13.42%
MFS(R) Growth Opportunities Fund              -8.86%   27.72%      10.84%             11.77%           8.88%
Nationwide(R) Growth Fund                     -3.49%   21.99%       9.69%             13.31%          10.54%
Neuberger & Berman Manhattan Fund             -8.33%   24.27%       7.93%             13.76%          11.79%
Putnam Investors Fund                         -7.94%   30.75%      12.68%             14.10%          11.63%
Seligman Growth Fund                          -8.56%   21.76%       5.85%             12.54%          10.73%
Strong Common Stock                           -5.37%   25.66%      14.71%             23.21%          18.69%
Twentieth Century Select Investors           -12.55%   16.01%       5.30%              7.54%          10.23%
GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund          -5.57%   26.31%      11.53%             12.29%          10.24%
Evergreen Total Return Fund                  -11.01%   17.20%       5.73%              9.29%           6.98%
Fidelity Asset Manager                       -11.18%   11.54%       7.24%             10.92%          10.17%
Fidelity Equity-Income Fund                   -4.67%   25.07%      13.55%             16.27%          10.81%
Fidelity Growth and Income Portfolio          -2.70%   28.61%      14.80%             18.65%          16.67%
Fidelity Puritan Fund                         -3.16%   14.82%      11.06%             14.00%          10.81%
Income Fund of America                        -7.29%   22.36%       9.19%             11.96%           9.66%
INVESCO Industrial Income Fund                -8.60%   20.64%       9.05%             13.45%          11.64%
Nationwide(R) Fund                            -4.35%   23.26%       8.10%             10.54%          11.21%
Neuberger & Berman Fund                       -4.32%   25.37%      11.43%             16.75%          12.62%
INCOME FUND
Bond Fund of America                          -9.68%   11.63%       4.97%              8.72%           7.47%
Fidelity Capital & Income Fund                -9.29%   10.13%       8.09%             15.66%           8.84%
MAS Fixed Income Portfolio                   -10.08%   12.41%       5.00%              8.22%           7.87%
MFS(R) High Income Fund                       -7.41%   10.54%       7.27%             16.34%           6.74%
Nationwide(R) Bond Fund                      -12.61%   17.48%       4.39%              6.83%           6.44%
INDEX FUND
SEI Index Fund (S & P 500 Index)              -3.97%   30.55%      11.46%             13.52%          12.21%
INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund (R)    -5.63%    4.84%      12.34%              8.74%          12.97%
Templeton Foreign Fund                        -4.58%    4.61%      11.74%              9.04%          13.30%
Templeton Smaller Companies Growth Fund       -9.27%   11.04%      10.51%             14.53%           9.99%
GOVERNMENT BOND FUNDS
Federated GNMA Trust                          -7.29%    9.46%       2.68%              5.18%           6.47%
Federated U.S. Government Securities Fund     -6.73%    6.99%       2.31%              4.59%           5.60%
MONEY MARKET FUND
Dreyfus Cash Management                       -0.90%   -0.50%       0.64%              1.48%           3.57%
Nationwide Money Market Fund                  -1.24%   -0.99%       0.14%              0.93%           3.13%
------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Growth and Income Portfolio actually reflects the fund's performance since its inception in January 1986. The figure shown for the Fidelity Asset Manager reflects performance since its inception in December 1988. The figure shown for Dreyfus Cash Management reflects performance since its inception in October 1986 and the figure shown for Strong Common Stock reflects performance since its inception in December, 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               December 31, 1995

ASSETS:
  Investments at market value:
   AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
     249,416 shares (cost $5,122,224) .............................................        $  5,709,140
   AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)
     85,216 shares (cost $1,483,639) ..............................................           1,525,364
   The Bond Fund of America(SM), Inc. (BdFdAm)
     1,092,553 shares (cost $14,847,399) ..........................................          15,164,631
   Davis New York Venture Fund, Inc. (DNYVenFd)
     164,134 shares (cost $2,213,073) .............................................           2,383,220
   Delaware Group Decatur Fund, Inc. -
     Decatur Income Fund Institutional Class (DeDecInc)
     9,818 shares (cost $167,039) .................................................             178,483
   Dreyfus Cash Management - Class A (DryCsMgt)
     2,870,465 shares (cost $2,870,465) ...........................................           2,870,465
   The Dreyfus Third Century Fund, Inc. (Dry3dCen)
     1,766,029 shares (cost $13,752,882) ..........................................          14,552,081
   The Evergreen Total Return Fund - Class Y (EvTotRet)
     284,816 shares (cost $5,571,501) .............................................           5,673,542
   The Institutional Shares of Federated GNMA Trust (FedGNMA)
     55,809 shares (cost $614,524) ................................................             632,311
   Federated U.S. Government Securities Fund: 2-5 Years -
     Institutional shares (FedUSGvt)
     195,917 shares (cost $2,035,497) .............................................           2,094,348
   Fidelity Asset Manager(TM) (FidAsMgr)
     413,231 shares (cost $5,996,149) .............................................           6,549,714
   Fidelity Capital & Income Fund (FidCapIn)
     187,798 shares (cost $1,506,762) .............................................           1,720,225
   Fidelity Contrafund (FidContr)
     2,807,153 shares (cost $93,640,579) ..........................................         106,727,946
   Fidelity Equity-Income Fund (FidEqInc)
     4,190,757 shares (cost $125,021,655) .........................................         158,955,409
   Fidelity Growth & Income Portfolio (FidGrInc)
     258,654 shares (cost $6,020,119) .............................................           6,996,602
   Fidelity Magellan(R) Fund (FidMgln)
     1,851,340 shares (cost $137,741,461) .........................................         159,178,178
   Fidelity OTC Portfolio (FidOTC)
     2,585 shares (cost $80,480) ..................................................              78,416
   The Growth Fund of America,(R) Inc. (GroFdAm)
     520,465 shares (cost $14,109,870) ............................................          15,895,009
   The Income Fund of America,(R) Inc. (IncFdAm)
     1,031,426 shares (cost $14,812,594) ..........................................          16,368,731
   INVESCO Industrial Income Fund, Inc. (InvIndln)
     1,213,581 shares (cost $14,292,237) ..........................................          15,436,744
   Janus Fund (JanFund)
     794,223 shares (cost $16,552,243) ............................................          18,298,906

Janus Twenty Fund (Jan20Fd)
  1,637 shares (cost $41,126) ..................................................             42,015
MAS Funds - Fixed Income Portfolio (MASFIP)
  35,957 shares (cost $421,141) ................................................            423,936
MFS(R) Growth Opportunities Fund -- Class A (MFSGrOpp)
  1,709,839 shares (cost $18,728,290) ..........................................         20,415,481
MFS(R) High Income Fund -- Class A (MFSHiInc)
  770,967 shares (cost $3,965,666) .............................................          3,993,608
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
  463,850 shares (cost $5,152,028) .............................................          4,930,728
Nationwide(R) Bond Fund (NWBdFd)
  18,732 shares (cost $175,447) ................................................            183,199
Nationwide(R) Fund (NWFund)
  2,011,344 shares (cost $32,008,030) ..........................................         35,419,768
Nationwide(R) Growth Fund (NWGroFd)
  793,788 shares (cost $8,651,391) .............................................          9,787,410
Nationwide(R) Money Market Fund (NWMyMkt)
  56,633,646 shares (cost $56,633,646) .........................................         56,633,646
Neuberger & Berman Manhattan Fund (NBManhFd)
  73,481 shares (cost $830,928) ................................................            892,059
Putnam Investors Fund - Class A (PutInvFd)
  4,493,556 shares (cost $36,548,507) ..........................................         38,689,518
Putnam Voyager Fund - Class A (PutVoyFd)
  3,796,128 shares (cost $46,369,316) ..........................................         57,890,957
SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
  131,340 shares (cost $2,259,348) .............................................          2,616,302
Seligman Growth Fund, Inc. -- Class A (SelGroFd)
  475,026 shares (cost $2,538,847) .............................................          2,479,638
Strong Common Stock Fund, Inc. (StComStk)
  90,057 shares (cost $1,679,833) ..............................................          1,780,431
T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
  2,892,015 shares (cost $34,670,756) ..........................................         35,369,345
Templeton Foreign Fund - Class I (TemForFd)
  5,442,964 shares (cost $51,113,527) ..........................................         49,966,406
Templeton Smaller Companies Growth Fund, Inc. - Class I (TemSmGro)
  74,152 shares (cost $611,430) ................................................            565,783
Twentieth Century Investors, Inc. - Growth Investors (TCGroInv)
  7,712,110 shares (cost $166,579,675) .........................................        149,537,804
Twentieth Century Investors, Inc. - Select Investors (TCSelInv)
  47,256 shares (cost $1,583,478) ..............................................          1,683,269
Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)
  7,391,238 shares (cost $162,552,401) .........................................        192,985,237
Dreyfus Stock Index Fund (DryStkIx)
  401 shares (cost $6,113) .....................................................              6,891
Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
  735 shares (cost $10,612) ....................................................             11,609
Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
  2,558 shares (cost $43,759) ..................................................             49,286
Fidelity VIP - Growth Portfolio (FidVIPGr)
  1,384 shares (cost $34,581) ..................................................             40,402

   Fidelity VIP - High Income Portfolio (FidVIPHI)
     1,031 shares (cost $11,702) .....................................                12,429
   Fidelity VIP - Overseas Portfolio (FidVIPOv)
     3,366 shares (cost $54,082) .....................................                57,389
   Nationwide SAT - Government Bond Fund (NWGvtBd)
     793 shares (cost $8,630) ........................................                 9,007
   Nationwide SAT - Money Market Fund (SATMyMkt)
     16,777 shares (cost $16,777) ....................................                16,777
   Nationwide SAT - Total Return Fund (NWTotRet)
     1,989 shares (cost $21,342) .....................................                22,958
   Neuberger & Berman AMT - Growth Portfolio (NBGro)
     1,561 shares (cost $34,667) .....................................                40,358
   Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBLtdMat)
     213 shares (cost $3,005) ........................................                 3,129
   Neuberger & Berman AMT - Partners Portfolio (NBPart)
     585 shares (cost $6,167) ........................................                 7,735
   TCI Portfolios - TCI Balanced (TCIBal)
     253 shares (cost $1,734) ........................................                 1,781
   TCI Portfolios - TCI Growth (TCIGro)
     7,296 shares (cost $67,472) .....................................                87,996
                                                                              --------------
            Total investments ........................................         1,223,643,752
  Accounts receivable ................................................             3,041,207
                                                                              --------------
            Total assets .............................................         1,226,684,959
Accounts payable .....................................................               222,906
                                                                              --------------
Contract owners' equity (note 4) .....................................        $1,226,462,053
                                                                              ==============










See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1995, 1994 and 1993

                                                               1995                  1994                  1993
                                                          --------------         ------------         ------------
Investment activity:
 Reinvested capital gains and dividends ............      $   86,971,463           61,302,838           54,320,159
                                                          --------------         ------------         ------------
 Gain (loss) on investments:
  Proceeds from redemptions of mutual fund shares ..         184,309,039          264,448,390          133,104,700
  Cost of mutual fund shares sold ..................        (162,128,137)        (230,194,049)        (113,800,616)
                                                          --------------         ------------         ------------
  Realized gain (loss) on investments ..............          22,180,902           34,254,341           19,304,084
  Change in unrealized gain (loss) on investments ..         146,852,392         (110,099,526)           9,356,816
                                                          --------------         ------------         ------------
   Net gain (loss) on investments ..................         169,033,294          (75,845,185)          28,660,900
                                                          --------------         ------------         ------------
     Net investment activity .......................         256,004,757          (14,542,347)          82,981,059
                                                          --------------         ------------         ------------
Equity transactions:
 Purchase payments received from contract owners ...        313,176,439          283,645,521          241,760,552
 Redemptions .......................................       (174,184,814)        (244,646,099)        (106,489,443)
 Adjustments to maintain reserves ..................            137,602             (174,764)              36,571
                                                          --------------         ------------         ------------
     Net equity transactions .......................        139,129,227           38,824,658          135,307,680
                                                          --------------         ------------         ------------
Expenses (note 2):
 Contract charges ..................................         (10,060,039)          (7,875,081)          (6,752,316)
 Contingent deferred sales charges .................            (160,870)              (4,451)              (4,840)
                                                          --------------         ------------         ------------
     Total expenses ................................         (10,220,909)          (7,879,532)          (6,757,156)
                                                          --------------         ------------         ------------
Net change in contract owners' equity ..............         384,913,075           16,402,779          211,531,583
Contract owners' equity beginning of period ........         841,548,978          825,146,199          613,614,616
                                                          --------------         ------------         ------------
Contract owners' equity end of period ..............      $1,226,462,053          841,548,978          825,146,199
                                                          ==============         ============         ============






See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1) Summary of Significant Accounting Policies

  (a) Organization and Nature of Operations

  Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

  The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

  (b) The Contracts

    Participants in group flexible fund contracts may be invested in any of the following funds:

        AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
          (AIMCon)
        AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
          (AIMWein)
        The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)
        Davis New York Venture Fund, Inc. (DNYVenFd) (formerly New York Venture
          Fund, Inc.)
        Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional
          Class (DeDecInc) (not available for contracts issued on or after August 1, 1993)
        Dreyfus Cash Management - Class A (DryCsMgt)
        The Dreyfus Third Century Fund, Inc. (Dry3dCen)
        The Evergreen Total Return Fund - Class Y (EvTotRet)
        The Institutional Shares of Federated GNMA Trust (FedGNMA)
        Federated U.S. Government Securities Fund: 2-5 Years - Institutional
          Shares (FedUSGvt) (formerly Federated Intermediate Government Trust) Fidelity Asset Manager(TM) (FidAsMgr)
        Fidelity Capital & Income Fund (FidCapIn) (not available for contracts issued on or after January 1, 1987)
        Fidelity Contrafund (FidContr)
        Fidelity Equity-Income Fund (FidEqInc)
        Fidelity Growth & Income Portfolio (FidGrInc)
        Fidelity Magellan(R) Fund (FidMgln)
        Fidelity OTC Portfolio (FidOTC)
        Fidelity Puritan Fund (FidPurtn)
        The Growth Fund of America,(R) Inc. (GroFdAm) (only available for certain contracts issued beginning January 1, 1994)
        The Income Fund of America,(R) Inc. (IncFdAm) (only available for certain contracts issued beginning January 1, 1994)
        INVESCO Industrial Income Fund, Inc. (InvIndIn)
        Janus Fund (JanFund)
        Janus Twenty Fund (Jan20Fd)
        MAS Funds - Fixed Income Portfolio (MASFIP)
        MFS(R) Growth Opportunities Fund -- Class A (MFSGrOpp)
        MFS(R) High Income Fund -- Class A (MFSHiInc)
        Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)
        Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)
        Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)
        Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
        Neuberger & Berman Guardian Fund (NBGuard)
        Neuberger & Berman Manhattan Fund (NBManhFd)
        Putnam Investors Fund - Class A (PutInvFd)

        Putnam Voyager Fund - Class A (PutVoyFd)
        SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
        Seligman Growth Fund, Inc. -- Class A (SelGroFd)
        Strong Common Stock Fund, Inc. (StComStk)
        T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
        Templeton Foreign Fund - Class I (TemForFd)
        Templeton Smaller Companies Growth Fund, Inc. - Class I (TemSmGro) Twentieth Century Investors, Inc. - Growth Investors (TCGroInv) Twentieth Century Investors, Inc. - Select Investors (TCSelInv) Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)

    The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

        The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        Dreyfus Stock Index Fund (DryStkIx)
        Portfolios of the Fidelity Variable Insurance Products Fund I & II
          (Fidelity VIP)
          Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
          Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          Fidelity VIP - Growth Portfolio (FidVIPGr)
          Fidelity VIP - High Income Portfolio (FidVIPHI)
          Fidelity VIP - Overseas Portfolio (FidVIPOv)
        Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor):
          Nationwide SAT - Capital Appreciation Fund (NWCapApp)
          Nationwide SAT - Government Bond Fund (NWGvtBd)
          Nationwide SAT - Money Market Fund (SATMyMkt)
          Nationwide SAT - Total Return Fund (NWTotRet)
        Portfolios of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT)
          Neuberger & Berman AMT - Growth Portfolio (NBGro)
          Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman AMT - Partners Portfolio (NBPart)
        Portfolios of the TCI Portfolios, Inc. (TCI Portfolios)
          TCI Portfolios - TCI Balanced (TCIBal)
          TCI Portfolios - TCI Growth (TCIGro)

  All of the above funds were being utilized as of December 31, 1995, except The Dreyfus Socially Responsible Fund, Inc. (DrySRGro), Fidelity Puritan Fund (FidPurtn), Neuberger & Berman Guardian Fund (NBGuard) and Nationwide SAT - Capital Appreciation Fund (NWCapApp).

  The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

  The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d) Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

  (e) Use of Estimates in the Preparation of Financial Statements

  The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

  Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

  The following administrative charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

  For contracts issued beginning July 1, 1980 through April 30, 1991, administrative charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

  For contracts issued beginning May 1, 1991, administrative charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45%, respectively.

  Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) Schedule I

  Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

        - Beginning unit value - Jan. 1
        - Reinvested capital gains and dividends
          (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)
        - Unrealized gain (loss)
          (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)
        - Contract charges
          (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)
        - Ending unit value - Dec. 31
        - Percentage increase (decrease) in unit value.

(4) Components of Contract Owners' Equity

     The following is a summary of contract owners' equity at December 31, 1995.

                                                                                Units          Unit Value
                                                                                -----          ----------
AIM Equity Funds, Inc. -- AIM Constellation Fund -
     Institutional Class ..........................................            3,214,050       $  1.776138            $    5,708,596
AIM Equity Funds, Inc. -- AIM Weingarten Fund -
     Institutional Class ..........................................            1,097,067          1.389659                 1,524,549
The Bond Fund of America(SM), Inc. ................................            7,434,474          2.039710                15,164,171
Davis New York Venture Fund, Inc. .................................            1,771,764          1.345221                 2,383,414
Delaware Group Decatur Fund, Inc. --
     Decatur Income Fund Institutional Class ......................              100,636          1.910384                   192,253
Dreyfus Cash Management -- Class A ................................            2,561,760          1.110383                 2,844,535
The Dreyfus Third Century Fund, Inc. ..............................            6,501,520          2.238323                14,552,502
The Evergreen Total Return Fund -- Class Y ........................            3,257,653          1.741651                 5,673,695
The Institutional Shares of Federated GNMA Trust ..................              508,686          1.243001                   632,297
Federated U.S. Government Securities Fund: 2-5 Years --
     Institutional Shares .........................................            1,877,483          1.115461                 2,094,259
Fidelity Asset Manager(TM) ........................................            5,838,128          1.121926                 6,549,948
Fidelity Capital & Income Fund ....................................              463,343          3.712491                 1,720,157
Fidelity Contrafund ...............................................           62,585,233          1.705419               106,734,045
Fidelity Equity-Income Fund .......................................           35,553,370          4.471070               158,961,606
Fidelity Growth & Income Portfolio ................................            4,155,413          1.683805                 6,996,905
Fidelity Magellan(R) Fund .........................................           92,049,788          1.729361               159,187,313
Fidelity OTC Portfolio ............................................               64,305          1.219506                    78,420
The Growth Fund of America,(R) Inc. ...............................            6,716,573          2.366626                15,895,616
The Income Fund of America,(R) Inc. ...............................            8,645,811          1.893327                16,369,347
INVESCO Industrial Income Fund, Inc. ..............................           10,632,818          1.451889                15,437,671
Janus Fund ........................................................           13,522,743          1.353271                18,299,936
Janus Twenty Fund .................................................               31,831          1.320040                    42,018
MAS Funds -- Fixed Income Portfolio ...............................              366,604          1.156444                   423,957
MFS(R) Growth Opportunities Fund -- Class A .......................            3,824,999          6.114190                23,386,771
MFS(R) High Income Fund -- Class A ................................              806,763          4.949752                 3,993,277
Massachusetts Investors Growth Stock Fund -- Class A ..............              551,377          8.942612                 4,930,751
Nationwide(R) Bond Fund ...........................................               92,001          1.991196                   183,192
Nationwide(R) Fund ................................................            2,905,460         12.191058                35,420,631
Nationwide(R) Growth Fund .........................................            3,668,270          2.667201                 9,784,013
Nationwide(R) Money Market Fund ...................................           20,350,850          2.774433                56,462,070
Neuberger & Berman Manhattan Fund .................................              394,751          2.259932                   892,110
Putnam Investors Fund -- Class A ..................................            3,422,356         11.305164                38,690,296
Putnam Voyager Fund -- Class A ....................................           21,036,155          2.752130                57,894,233
SEI Index Funds -- S&P 500 Index Portfolio ........................            1,072,618          2.439184                 2,616,313
Seligman Growth Fund, Inc -- Class A ..............................              277,527          8.934609                 2,479,595
Strong Common Stock Fund, Inc. ....................................            1,353,697          1.315349                 1,780,584
T. Rowe Price International Funds, Inc. --
     International Stock Fund(R) ..................................           22,425,072          1.577274                35,370,483
Templeton Foreign Fund -- Class I .................................           32,915,364          1.518092                49,968,551
Templeton Smaller Companies Growth Fund, Inc. -- Class I ..........              382,441          1.490946                   570,199
Twentieth Century Investors, Inc. -- Growth Investors .............           37,335,163          4.005400               149,542,262
Twentieth Century Investors, Inc. -- Select Investors .............            1,254,199          1.331631                 1,670,130
Twentieth Century Investors, Inc. -- Ultra Investors ..............          105,140,475          1.835553               192,990,914
Dreyfus Stock Index Fund ..........................................                5,213          1.322035                     6,892
Fidelity VIP -- Asset Manager Portfolio ...........................               10,482          1.107535                    11,609
Fidelity VIP -- Equity-Income Portfolio ...........................               37,796          1.303642                    49,272
Fidelity VIP -- Growth Portfolio ..................................               29,541          1.366323                    40,363
Fidelity VIP -- High Income Portfolio .............................               10,485          1.185437                    12,429
Fidelity VIP -- Overseas Portfolio ................................               55,723          1.029809                    57,384
Nationwide SAT -- Government Bond Fund ............................                5,714          1.574158                     8,995
Nationwide SAT -- Money Market Fund ...............................               14,512          1.209790                    17,556
Nationwide SAT -- Total Return Fund ...............................               11,766          1.950853                    22,954
Neuberger & Berman AMT -- Growth Portfolio ........................               24,304          1.661013                    40,369
Neuberger & Berman AMT --
     Limited Maturity Bond Portfolio ..............................                2,860          1.093904                     3,129
Neuberger & Berman AMT -- Partners Portfolio ......................                5,923          1.306186                     7,737
TCI Portfolios -- TCI Balanced ....................................                1,504          1.184177                     1,781

TCI Portfolios -- TCI Growth ......................................               50,891          1.729155                    87,998
                                                                             ===========          ========            --------------
                                                                                                                      $1,226,462,053
                                                                                                                      ==============

--------------------------------------------------------------------------------

                                                                      SCHEDULE I
                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993



                                                    AIMCon         AIMWein          BdFdAm         DNYVenFd        DeDecInc
1995**
   Beginning unit value - Jan. 1                  $ 1.316836       1.035886        1.741422         .966146        1.449372
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                                .056462        .182030         .148075         .099553         .199940
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .418051        .183577         .168396         .290764         .277029
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                 (.015211)      (.011834)       (.018183)       (.011242)       (.015957)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $ 1.776138       1.389659        2.039710        1.345221        1.910384
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                            35%            34%             17%             39%             32%
   ========================================================================================================================

1994
   Beginning unit value - Jan. 1                  $ 1.305850       1.044414        1.850918         .994508        1.473401
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                                .038234        .114765         .138760         .046949         .102070
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           (.014948)      (.113428)       (.231366)       (.065935)       (.112176)
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                 (.012300)      (.009865)       (.016890)       (.009376)       (.013923)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $ 1.316836       1.035886        1.741422         .966146        1.449372
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                             1%            (1)%            (6)%            (3)%            (2)%
   ========================================================================================================================

1993
   Beginning unit value - Jan. 1                  $ 1.120568       1.034606        1.637181        1.000000        1.289480
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                                .000000        .029163         .178726         .057859         .198323
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .196509       (.009792)        .052059        (.061826)       (.001107)
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                 (.011227)      (.009563)       (.017048)       (.001525)       (.013295)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $ 1.305850       1.044414        1.850918         .994508        1.473401
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                             17%            1%              13%            (1)%(b)          14%
   ========================================================================================================================



                                                   DryCsMgt        Dry3dCen        EvTotRet        FedGNMA         FedUSGvt
1995**
   Beginning unit value - Jan. 1                   1.057458        1.663803        1.419467        1.081229         .991595
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                               .063267         .156545         .092352         .083381         .065310
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .000000         .436477         .244789         .089624         .068708
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.010342)       (.018502)       (.014957)       (.011233)       (.010152)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                     1.110383        2.238323        1.741651        1.243001        1.115461
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                           5%              35%             23%             15%             12%
   ========================================================================================================================

1994
   Beginning unit value - Jan. 1                   1.025704        1.814915        1.531292        1.119643        1.020623
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                               .041657         .233019         .106153         .080720         .050088
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .000000        (.367765)       (.204194)       (.108769)       (.069585)
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.009903)       (.016366)       (.013784)       (.010365)       (.009531)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                     1.057458        1.663803        1.419467        1.081229         .991595
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                           3%              (8)%            (7)%            (3)%            (3)%
   ========================================================================================================================

1993
   Beginning unit value - Jan. 1                   1.003770        1.740666        1.368966        1.061001        1.000000
   ------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                               .031647         .132238         .165734         .079608         .027755
   ------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .000000        (.041442)        .010622        (.010414)       (.000640)
   ------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.009713)       (.016547)       (.014030)       (.010552)       (.006492)
   ------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                     1.025704        1.814915        1.531292        1.119643        1.020623
   ------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                             2%              4%              12%             6%            2%(b)
   ========================================================================================================================

 *An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. **No other investment options were being utilized.

                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  Years Ended December 31, 1995, 1994 and 1993

                                          FidAsMgr       FidCapIn        FidContr        FidEqInc        FidGrInc
1995***
   Beginning unit value - Jan. 1         $ .958564       3.210584        1.263308        3.424310        1.255568
   --------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                      .032047        .338236         .133103         .262606         .083036
   --------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  .141097        .197671         .323258         .821416         .358955
   --------------------------------------------------------------------------------------------------------------
   Contract charges                       (.009782)      (.034000)       (.014250)       (.037262)       (.013754)
   --------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $1.121926       3.712491        1.705419        4.471070        1.683805
   --------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                   17%             16%             35%             31%             34%
   ==============================================================================================================

1994
   Beginning unit value - Jan. 1         $1.036089       3.397953        1.289799        3.448520        1.239420
   --------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                      .038621        .285090         .009193         .333965         .092801
   --------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                 (.106677)      (.440620)       (.023586)       (.325363)       (.064842)
   --------------------------------------------------------------------------------------------------------------
   Contract charges                       (.009469)      (.031839)       (.012098)       (.032812)       (.011811)
   --------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $ .958564       3.210584        1.263308        3.424310        1.255568
   --------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                   (7)%           (6)%            (2)%            (1)%            1%
   ==============================================================================================================


1993
   Beginning unit value - Jan. 1         $1.000000       2.746533        1.072342        2.869860        1.046808
   --------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                      .040710        .275431         .094904         .126727         .069383
   --------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                 (.003048)       .406133         .134019         .482324         .134221
   --------------------------------------------------------------------------------------------------------------
   Contract charges                       (.001573)      (.030144)       (.011466)       (.030391)       (.010992)
   --------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $1.036089       3.397953        1.289799        3.448520        1.239420
   --------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                    4%(b)         24%             20%             20%             18%
   ==============================================================================================================

                                                FidMgln          FidOTC         GroFdAm          IncFdAm
1995***
   Beginning unit value - Jan. 1                1.275955        1.000000        1.840658        1.480756
   -----------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                            .100389         .069960         .182879         .115949
   -----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        .367790         .156872         .363801         .312609
   -----------------------------------------------------------------------------------------------------
   Contract charges                             (.014773)       (.007326)       (.020712)       (.015987)
   -----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                  1.729361        1.219506        2.366626        1.893327
   -----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                          36%            22%(b)           29%             28%
   =====================================================================================================

1994
   Beginning unit value - Jan. 1                1.311856            **          1.857739        1.533299
   -----------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                            .051123                         .083262         .097082
   -----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                       (.074747)                       (.082914)       (.135450)
   -----------------------------------------------------------------------------------------------------
   Contract charges                             (.012277)                       (.017429)       (.014175)
   -----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                  1.275955                        1.840658        1.480756
   -----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                        (3)%                            (1)%            (3)%
   =====================================================================================================


1993
   Beginning unit value - Jan. 1                1.062405            **          1.638011        1.357846
   -----------------------------------------------------------------------------------------------------
   Reinvested capital gains
        and dividends                            .124579                         .072693         .120765
   -----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        .136398                         .163417         .068633
   -----------------------------------------------------------------------------------------------------
   Contract charges                             (.011526)                       (.016382)       (.013945)
   -----------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                  1.311856                        1.857739        1.533299
   -----------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
        in unit value* (a)                         23%                             13%             13%
   =====================================================================================================


  *An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not utilized for the entire year indicated. **This investment option was not utilized or was not available.
***No other investment options were being utilized.

                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                        Invlndln       JanFund          Jan20Fd       MASFIP     MFSGrOpp     MFSHiInc
                                       ------------------------------------------------------------------------------------
1995***
    Beginning unit value - Jan. 1      $ 1.151056      1.055481         .978264      .980782     4.589533     4.265493
---------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .070871       .070567         .224692      .073523      .768242      .403605
---------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                .242345       .238735         .128222      .112302      .807886      .325361
---------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.012383)     (.011512)       (.011138)    (.010163)    (.051471)    (.044707)
---------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.451889      1.353271        1.320040     1.156444     6.114190     4.949752
---------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     26%           28%             35%          18%          33%          16%
===========================================================================================================================

1994
    Beginning unit value - Jan. 1      $ 1.208959      1.077425        1.058801     1.000000     4.834037     4.422523
---------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .097608       .021792         .002891      .029902      .376509      .374437
---------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)               (.144261)     (.033660)       (.073797)    (.046046)    (.576664)    (.490350)
---------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.011250)     (.010076)       (.009631)    (.003074)    (.044349)    (.041117)
---------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.151056      1.055481         .978264      .980782     4.589533     4.265493
---------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     (5)%          (2)%            (8)%    (2)%(b)           (5)%         (4)%
===========================================================================================================================

1993
    Beginning unit value - Jan. 1      $ 1.045472      1.000000              **           **     4.200054     3.739642
---------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .094056       .069141                                   .528137      .354624
---------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                .080250       .014854                                   .148725      .367761
---------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.010819)     (.006570)                                 (.042879)    (.039504)
---------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.208959      1.077425                                  4.834037     4.422523
---------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     16%            8%(b)                                    15%          18%
===========================================================================================================================

                                        MFSGrStk      NWBdFd       NWFund      NWGroFd
                                       -------------------------------------------------
1995***
    Beginning unit value - Jan. 1       7.034148     1.619166     9.468045     2.092009
----------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                   1.177905      .123140      .820350      .282003
----------------------------------------------------------------------------------------
    Unrealized gain (loss)               .807395      .266262     2.003431      .316217
----------------------------------------------------------------------------------------
    Contract charges                    (.076836)    (.017372)    (.100768)    (.023028)
----------------------------------------------------------------------------------------
    Ending unit value - Dec. 31         8.942612     1.991196    12.191058     2.667201
----------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                    27%          23%          29%          27%
========================================================================================

1994
    Beginning unit value - Jan. 1       7.613442     1.778765     9.502760     2.081399
----------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                    .717173      .121459      .927943      .079372
----------------------------------------------------------------------------------------
    Unrealized gain (loss)             (1.229319)    (.265190)    (.873192)    (.049054)
----------------------------------------------------------------------------------------
    Contract charges                    (.067148)    (.015868)    (.089466)    (.019708)
----------------------------------------------------------------------------------------
    Ending unit value - Dec. 31         7.034148     1.619166     9.468045     2.092009
----------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                    (8)%         (9)%          0%           1%
========================================================================================

1993
    Beginning unit value - Jan. 1       6.714892     1.621957     8.985447     1.887524
----------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                   1.133243      .128391      .679906      .073989
----------------------------------------------------------------------------------------
    Unrealized gain (loss)              (.168690)     .045063     (.077647)     .138601
----------------------------------------------------------------------------------------
    Contract charges                    (.066003)    (.016646)    (.084946)    (.018715)
----------------------------------------------------------------------------------------
    Ending unit value - Dec. 31         7.613442     1.778765     9.502760     2.081399
----------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                    13%          10%           6%          10%
========================================================================================

  *   An annualized rate of return cannot be determined as:
      (a)   Contract charges do not include the annual contract
            maintenance charge discussed in note 2; and
      (b)   This investment option was not utilized for the entire year indicated.
 **   This investment option was not utilized or was not available.
***   No other investment options were being utilized.

                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                            NWMyMkt      NBManhFd     PutInvFd     PutVoyFd     SEI500Ix     SelGroFd
                                           -------------------------------------------------------------------------------
1995**
    Beginning unit value - Jan. 1          $2.654661     1.741549     8.297318     1.982311     1.792835     7.020585
--------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                        .145674      .165618     1.391197      .146629      .086650      .931537
--------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                   .000000      .372594     1.710170      .645332      .579852     1.057625
--------------------------------------------------------------------------------------------------------------------------
    Contract charges                        (.025902)    (.019829)    (.093521)    (.022142)    (.020153)    (.075138)
--------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31            $2.774433     2.259932    11.305164     2.752130     2.439184     8.934609
--------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                         5%          30%          36%          39%          36%          27%
==========================================================================================================================
1994
    Beginning unit value - Jan. 1          $2.583387     1.823796     8.652501     1.992379     1.792223     7.370495
--------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                        .096188      .115456      .771381      .083642      .101704      .708203
--------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                   .000000     (.180865)   (1.046752)    (.075428)    (.084212)    (.990524)
--------------------------------------------------------------------------------------------------------------------------
    Contract charges                        (.024914)    (.016838)    (.079812)    (.018282)    (.016880)    (.067589)
--------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31            $2.654661     1.741549     8.297318     1.982311     1.792835     7.020585
--------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                         3%          (5)%         (4)%         (1)%          0%          (5)%
==========================================================================================================================
1993
    Beginning unit value - Jan. 1          $2.542721     1.673695     7.410567     1.698751     1.647325     6.989639
--------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                        .065160      .287611     1.260334      .072965      .100192     1.309602
--------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                   .000000     (.121214)     .057997      .237532      .061055     (.863222)
--------------------------------------------------------------------------------------------------------------------------
    Contract charges                        (.024494)    (.016296)    (.076397)    (.016869)    (.016349)    (.065524)
--------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31            $2.583387     1.823796     8.652501     1.992379     1.792223     7.370495
--------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                         2%           9%          17%          17%           9%           5%
==========================================================================================================================

                                              StComStk        TRIntStk     TemForFd
                                           -----------------------------------------
1995**
    Beginning unit value - Jan. 1             1.002820        1.429428     1.378759
------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                          .140205         .047536      .095828
------------------------------------------------------------------------------------
    Unrealized gain (loss)                     .183299         .114284      .057277
------------------------------------------------------------------------------------
    Contract charges                          (.010975)       (.013974)    (.013772)
------------------------------------------------------------------------------------
    Ending unit value - Dec. 31               1.315349        1.577274     1.518092
------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                          31%             10%          10%
====================================================================================
1994
    Beginning unit value - Jan. 1             1.017301        1.454045     1.387073
------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                          .063114         .087659      .098557
------------------------------------------------------------------------------------
    Unrealized gain (loss)                    (.067992)       (.098366)    (.093448)
------------------------------------------------------------------------------------
    Contract charges                          (.009603)       (.013910)    (.013423)
------------------------------------------------------------------------------------
    Ending unit value - Dec. 31               1.002820        1.429428     1.378759
------------------------------------------------------------------------------------
    Percentage increase (decrease)
    in unit value* (a)                              (1)%            (2)%         (1)%
====================================================================================
1993
    Beginning unit value - Jan. 1             1.000000        1.047655     1.023491
------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                          .042093         .033862      .037835
------------------------------------------------------------------------------------
    Unrealized gain (loss)                    (.023251)        .384061      .336947
------------------------------------------------------------------------------------
    Contract charges                          (.001541)       (.011533)    (.011200)
------------------------------------------------------------------------------------
    Ending unit value - Dec. 31               1.017301        1.454045     1.387073
------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                           2%(b)          39%          36%
====================================================================================

 *   An annualized rate of return cannot be determined as:
     (a)  Contract charges do not include the annual contract
          maintenance charge discussed in note 2; and
     (b)  This investment option was not utilized for the entire year indicated.
**   No other investment options were being utilized.


                                                       SCHEDULE I, CONTINUED

                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         TemSmGro      TCGroInv     TCSelInv     TCUltra      DryStkIx     FidVIPAM      FidVIPEI
                                       ---------------------------------------------------------------------------------------------
1995***
    Beginning unit value - Jan. 1      $ 1.279328      3.359891     1.095899     1.345904      .975745      .955979      .974175
------------------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .193896       .555289      .161686      .086850      .035036      .020086      .076250
------------------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                .031012       .127077      .085796      .418120      .322198      .141130      .264015
------------------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.013290)     (.036857)    (.011750)    (.015321)    (.010944)    (.009660)    (.010798)
------------------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.490946      4.005400     1.331631     1.835553     1.322035     1.107535     1.303642
------------------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     17%           19%          22%          36%          35%          16%          34%
====================================================================================================================================

1994
    Beginning unit value - Jan. 1      $ 1.353616      3.443124     1.202996     1.409710     1.000000     1.000000     1.000000
------------------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .032943       .498592      .095333      .042137      .016017      .000695      .011343
------------------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)               (.094423)     (.549338)    (.191608)    (.093077)    (.037213)    (.041640)    (.034096)
------------------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.012808)     (.032487)    (.010822)    (.012866)    (.003059)    (.003076)    (.003072)
------------------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.279328      3.359891     1.095899     1.345904      .975745      .955979      .974175
------------------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     (5)%          (2)%         (9)%         (5)%    (2)%(b)      (4)%(b)      (3)%(b)
====================================================================================================================================

1993
    Beginning unit value - Jan. 1      $ 1.036433      3.350122     1.059075     1.168340           **           **           **
------------------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains
        and dividends                     .016770       .384659      .132743      .000000
------------------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                .311711      (.260224)     .022087      .253599
------------------------------------------------------------------------------------------------------------------------------------
    Contract charges                     (.011298)     (.031433)    (.010909)    (.012229)
------------------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31        $ 1.353616      3.443124     1.202996     1.409710
------------------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                     31%            3%          14%          21%
====================================================================================================================================

                                       FidVIPGr         FidVIPHI
                                      ---------------------------
1995***
    Beginning unit value - Jan. 1      1.018963         .992271
-----------------------------------------------------------------
    Reinvested capital gains
        and dividends                   .005632         .071867
-----------------------------------------------------------------
    Unrealized gain (loss)              .353481         .131757
-----------------------------------------------------------------
    Contract charges                   (.011753)       (.010458)
-----------------------------------------------------------------
    Ending unit value - Dec. 31        1.366323        1.185437
-----------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                   34%             19%
=================================================================

1994
    Beginning unit value - Jan. 1      1.000000        1.000000
-----------------------------------------------------------------
    Reinvested capital gains
        and dividends                   .000000         .000000
-----------------------------------------------------------------
    Unrealized gain (loss)              .022089        (.004613)
-----------------------------------------------------------------
    Contract charges                   (.003126)       (.003116)
-----------------------------------------------------------------
    Ending unit value - Dec. 31        1.018963         .992271
-----------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)                    2%(b)     (1)%(b)
=================================================================

1993
    Beginning unit value - Jan. 1            **              **
-----------------------------------------------------------------
    Reinvested capital gains
        and dividends
-----------------------------------------------------------------
    Unrealized gain (loss)
-----------------------------------------------------------------
    Contract charges
-----------------------------------------------------------------
    Ending unit value - Dec. 31
-----------------------------------------------------------------
    Percentage increase (decrease)
        in unit value* (a)
=================================================================

  *   An annualized rate of return cannot be determined as:

      (a)  Contract charges do not include the annual contract
           maintenance charge discussed in note 2; and
      (b)  This investment option was not utilized for the entire year indicated.
 **   This investment option was not utilized or was not available.
***   No other investment options were being utilized.

                         NATIONWIDE DC VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993




                                   FidVIPOv     NWGvtBd   SATMyMkt   NWTotRet    NBGro
-----------------------------------------------------------------------------------------
1995***
  Beginning unit value - Jan. 1   $ .947883    1.338281   1.155984   1.525590   1.272940
-----------------------------------------------------------------------------------------
  Reinvested capital gains
   and dividends                    .007252     .094912    .065092    .151626    .045057
-----------------------------------------------------------------------------------------
  Unrealized gain (loss)            .083925     .154829    .000000    .290215    .357539
-----------------------------------------------------------------------------------------
  Contract charges                 (.009251)   (.013864)  (.011286)  (.016578)  (.014523)
-----------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.029809    1.574158   1.209790   1.950853   1.661013
-----------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                9%          18%         5%        28%        30%
=========================================================================================

1994
  Beginning unit value - Jan. 1   $1.000000    1.396125   1.123427   1.523742   1.352530
-----------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .000000     .087782    .043407    .077107    .163043
-----------------------------------------------------------------------------------------
  Unrealized gain (loss)           (.049090)   (.132815)   .000000   (.060675)  (.230291)
-----------------------------------------------------------------------------------------
  Contract charges                 (.003027)   (.012811)  (.010850)  (.014584)  (.012342)
-----------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $ .947883    1.338281   1.155984   1.525590   1.272940
-----------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)              (5)%(b)       (4)%        3%         0%        (6)%
=========================================================================================

1993
  Beginning unit value - Jan. 1        **     $1.286974       **     1.386859   1.278609
-----------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                               .082394               .056736    .029640
-----------------------------------------------------------------------------------------
  Unrealized gain (loss)                        .039739               .094024    .056552
-----------------------------------------------------------------------------------------
  Contract charges                             (.012982)             (.013877)  (.012271)
-----------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $1.396125              1.523742   1.352530
-----------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                             8%                   10%         6%
=========================================================================================


                                   NBLtdMat    NBPart     TCIBal    TCIGro
---------------------------------------------------------------------------
1995***
  Beginning unit value - Jan. 1    .995462    .966223    .986992   1.331537
---------------------------------------------------------------------------
  Reinvested capital gains
   and dividends                   .055297    .007900    .028002    .001532
---------------------------------------------------------------------------
  Unrealized gain (loss)           .053054    .342968    .179505    .410981
---------------------------------------------------------------------------
  Contract charges                (.009909)  (.010905)  (.010322)  (.014895)
---------------------------------------------------------------------------
  Ending unit value - Dec. 31     1.093904   1.306186   1.184177   1.729155
---------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)               10%        35%        20%        30%
===========================================================================

1994
  Beginning unit value - Jan. 1   1.000000   1.000000      **      1.360119
---------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .000000    .000000               .000146
---------------------------------------------------------------------------
  Unrealized gain (loss)          (.001418)  (.030724)             (.016072)
---------------------------------------------------------------------------
  Contract charges                (.003120)  (.003053)             (.012656)
---------------------------------------------------------------------------
  Ending unit value - Dec. 31      .995462    .966223              1.331537
---------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                0%(b)   (3)%(b)                 (2)%
===========================================================================

1993
  Beginning unit value - Jan. 1       **        **         **      1.244720
---------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                                   .003393
---------------------------------------------------------------------------
  Unrealized gain (loss)                                            .124357
---------------------------------------------------------------------------
  Contract charges                                                 (.012351)
---------------------------------------------------------------------------
  Ending unit value - Dec. 31                                      1.360119
---------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                                                 9%
===========================================================================



  * An annualized rate of return cannot be determined as:
       (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
       (b) This investment option was not utilized for the entire year indicated.
 ** This investment option was not utilized or was not available.
*** No other investment options were being utilized.


See note 3.

                          Independent Auditors' Report


The Board of Directors and Contract Owners of
   Nationwide DC Variable Account
   Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                         KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996

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
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